Biological assets (Tables)	12 Months Ended
Jun. 30, 2018
Biological Assets
Schedule of changes biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2018 and 2017 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Dairy cattle	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 2	Level 1
As of June 30, 2016	23	355	97	507	49	11	7	1,049

Non-current (Production)	-	-	-	432	49	9	7	497
Current (Consumable)	23	355	97	75	-	2	-	552
As of June 30, 2016	23	355	97	507	49	11	7	1,049

Purchases	-	-	-	47	-	2	-	49
Changes by transformation	(23)	23	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	(83)	135	46	85	(80)	1	-	104
Decrease due to harvest	-	(1,529)	(371)	-	-	-	-	(1,900)
Sales	-	-	-	(152)	(23)	-	-	(175)
Consumptions	-	-	-	(1)	-	(3)	(1)	(5)
Costs for the year	123	1,257	309	204	94	4	4	1,995
Additions	-	-	96	12	-	-	-	108
Foreign exchange gain	2	2	(2)	3	-	-	-	5
As of June 30, 2017	42	243	175	705	40	15	10	1,230

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Dairy cattle	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 2	Level 1
Non-current (Production)	-	-	-	607	40	14	10	671
Current (Consumable)	42	243	175	98	-	1	-	559
As of June 30, 2017	42	243	175	705	40	15	10	1,230

Purchases	-	-	-	88	-	63	-	151
Changes by transformation	(42)	42	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	(64)	771	238	114	(39)	(4)	-	1,016
Decrease due to harvest	-	(2,326)	(855)	-	-	-	-	(3,181)
Sales	-	-	-	(287)	(43)	(24)	(1)	(355)
Consumptions	-	-	-	(3)	-	-	(2)	(5)
Costs for the period / year	117	1,454	768	283	42	6	2	2,672
Additions	-	-	-	-	-	-	-	-
Foreign exchange gain	6	80	125	74	-	-	-	285
As of June 30, 2018	59	264	451	974	-	56	9	1,813

Non-current (Production)	-	-	-	875	-	16	9	900
Current (Consumable)	59	264	451	99	-	40	-	913
As of June 30, 2018	59	264	451	974	-	56	9	1,813

(i) Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to Ps. 71 and Ps. 6 for the fiscal years ended June 30, 2018 and 2017, respectively. For the fiscal years ended June 30, 2018 and 2017, amounts of Ps. 81 and Ps. 93, was attributable to price changes, and amounts of Ps. (10) and Ps. (87), was attributable to physical changes generated by production result, respectively.

Schedule of presents main parameters

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

				Sensitivity (i)
				06.30.18		06.30.17
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices	Argentina
			Yields: 0.89 - 15.69 tn./ha.	34	(34)	37	(37)
			Future of sale prices: 3,892 - 20,850 Ps./tn.	45	(45)	62	(62)
			Operating cost: 1,386 - 16,764 Ps./ha.	(20)	20	(38)	38
			Brazil:
			Yields: 3.57 - 6.55 tn./ha.	1	(1)	1	(1)
			Future of sale prices: 383 - 1,193 Rs./tn	1	(1)	1	(1)
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
			Yields: 73.69 tn./ha.	81	(81	45	(45)
			Future of sale prices: 86.22 Rs./tn.	119	(119)	72	(72)
			Operating cost: 56.52 Rs./tn.	(92)	92	(54)	54
			Bolivia:
			Future of sale prices: 24 US$/tn	1	(1)	1	(1)
			Operating cost: 275 - 465 US$/ha.	(1)	1	-	-

(i) Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.

As of June 30, 2018 and 2017, the better and maximum use of biological assets shall not significantly differ from the current use.